CUSTOMERS' REFUNDABLE FEES (Schedule of customers' refundable fees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue Recognition [Abstract]
Balance at beginning of year	$ 7,070	$ 28,630
Cash received from customers during the year	20,512	69,148
Revenue recognized during the year	(13,563)	(30,998)
Payments to sales and marketing agents during the year	(7,313)	(36,836)
Refunds paid during the year	(2,128)	(23,941)
Foreign currency translation adjustments	(602)	1,067
Balance at end of year	$ 3,976	$ 7,070